SEGMENT INFORMATION - Summary of Segment Reporting (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	$ 109,243,372	$ 62,347,281	$ 70,630,149
Effect from restatement in constant currency	35,889,242	81,153,245	51,752,215
Revenue	145,132,614	143,500,526	122,382,364
Cost of sales before effect from restatement in constant currency	69,225,404	38,702,101	44,377,128
Effect from restatement in constant currency	36,714,543	59,442,731	40,967,393
Cost of sales	105,939,947	98,144,832	85,344,521
Reconciliation - effect from restatement in constant currency	3,728,314	6,981,149	4,565,041
Selling, administrative and other expenses	9,125,156	11,919,946	9,724,713
Effect from restatement in constant currency	10,140,898	9,861,959	9,256,900
Depreciation and amortization	13,277,965	11,608,308	11,725,490
Effect from restatement in constant currency	(4,553,615)	14,729,365	6,219,781
Revenues less cost of sales, selling and administrative expenses, and other gains and losses	30,067,511	33,435,748	27,313,130
Tax on debits and credits to bank accounts	(1,455,247)	(1,446,237)	(1,438,852)
Loss from interest in companies	0	0	(1,187,243)
Financial results, net	(17,609,263)	82,753	3,139,491
Income tax	9,196,122	19,416,607	6,655,409
Net profit for the year from discontinued operations	0	0	15,079,318
NET PROFIT FOR THE YEAR	1,806,879	12,357,920	33,466,163
Cement
Disclosure of operating segments [line items]
Asset Impairment	0	(297,737)	0
Rail services
Disclosure of operating segments [line items]
Asset Impairment	0	0	(2,306,466)
Aggregates
Disclosure of operating segments [line items]
Asset Impairment	0	0	(477,806)
Operating segments
Disclosure of operating segments [line items]
Selling, administrative and other expenses before effect from restatement in constant currency	5,396,842	4,938,797	5,159,672
Depreciation and amortisation expense before effect from restatement in constant currency	3,137,067	1,746,349	2,468,590
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	34,621,126	18,706,383	21,093,349
Operating segments | Cement, masonry cement and lime
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	96,498,837	55,792,874	64,530,150
Cost of sales before effect from restatement in constant currency	58,125,212	32,500,945	37,385,002
Selling, administrative and other expenses before effect from restatement in constant currency	4,345,407	4,197,058	4,636,128
Depreciation and amortisation expense before effect from restatement in constant currency	2,411,444	1,336,560	1,561,468
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	34,028,218	19,094,871	22,509,020
Operating segments | Concrete
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	9,389,682	4,464,045	3,504,670
Cost of sales before effect from restatement in constant currency	8,924,833	4,558,508	4,464,270
Selling, administrative and other expenses before effect from restatement in constant currency	337,403	53,122	59,394
Depreciation and amortisation expense before effect from restatement in constant currency	57,140	66,112	367,433
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	127,446	(147,585)	(1,018,994)
Operating segments | Rail services
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	8,720,472	5,078,130	6,016,844
Cost of sales before effect from restatement in constant currency	8,308,344	4,813,326	5,904,372
Selling, administrative and other expenses before effect from restatement in constant currency	469,408	543,948	328,451
Depreciation and amortisation expense before effect from restatement in constant currency	607,668	305,121	487,174
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	(57,280)	(279,144)	(215,979)
Operating segments | Aggregates
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	2,775,092	960,039	695,145
Cost of sales before effect from restatement in constant currency	2,282,557	920,621	855,775
Selling, administrative and other expenses before effect from restatement in constant currency	33,259	11,134	(2,429)
Depreciation and amortisation expense before effect from restatement in constant currency	55,837	33,478	43,893
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	459,276	28,284	(158,201)
Operating segments | Others
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	664,332	381,820	338,778
Cost of sales before effect from restatement in constant currency	389,501	238,328	223,147
Selling, administrative and other expenses before effect from restatement in constant currency	211,365	133,535	138,128
Depreciation and amortisation expense before effect from restatement in constant currency	4,978	5,078	8,622
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	63,466	9,957	(22,497)
Segment-to-segment deletions
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	(8,805,043)	(4,329,627)	(4,455,438)
Cost of sales before effect from restatement in constant currency	$ (8,805,043)	$ (4,329,627)	$ (4,455,438)